CONSOLIDATED BALANCE SHEET - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Assets - Non-current
Goodwill	£ 473,296	£ 507,652	[1]
Intangible assets	100,890	130,792	[1]
Property, plant and equipment	14,177	20,780	[1]
Lease right-of-use assets	41,515	53,294	[1]
Deferred tax assets	19,030	18,323	[1]
Financial assets and other receivables	5,009	10,499	[1]
Total	653,917	741,340	[1]
Assets - Current
Trade and other receivables	209,523	193,673	[1]
Corporation tax receivable	12,865	11,402	[1]
Financial assets	121	183	[1]
Cash and cash equivalents	59,345	62,358	[1]
Total	281,854	267,616	[1]
Total assets	935,771	1,008,956	[1]
Liabilities - Current
Lease liabilities	13,661	14,450	[1]
Trade and other payables	96,827	118,935	[1]
Corporation tax payable	7,757	5,604	[1]
Contingent consideration	100	8,444	[1]
Deferred consideration	3,376	6,236	[1]
Total	121,721	153,669	[1]
Liabilities - Non-current
Borrowings	180,943	144,754
Lease liabilities	33,448	43,557	[1]
Deferred tax liabilities	15,183	26,069	[1]
Tax liabilities related to Pillar II Income tax	584	0	[1]
Contingent consideration	401	0	[1]
Deferred consideration	0	943	[1]
Other liabilities	552	509	[1]
Total	231,111	215,832	[1]
Equity
Share capital	1,123	1,180	[1]
Share premium	21,280	21,280	[1]
Merger relief reserve	63,440	63,440	[1]
Retained earnings	575,428	573,640	[1]
Other reserves	(60,369)	(20,059)	[1]
Treasury shares	(17,958)	0	[1]
Investment in own shares	(5)	(26)	[1]
Total	582,939	639,455	[1]
Total liabilities and equity	£ 935,771	£ 1,008,956	[1]

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).